UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended:   September 30, 2010

        Check here if Amendment []; Amendment Number: __________________

                       This Amendment (check only one.):

                           [  ]  is a restatement

                        [  ]  adds new holdings entries.

              Institutional Investment Manager Filing this Report:

              Name:   Ronald J. Juvonen

              Address:  c/o Downtown Associates, L.L.C.
                        674 Unionville Road, Suite 105
                        -------------------------------
                        Kennett Square, PA 19348
                        ------------------------

FORM 13F FILE NUMBER: 28-  07598
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Ronald J. Juvonen
           -----------------
Title:     Managing Member
           ---------------
Phone:     (610) 925-3480
           --------------

Signature, Place, and Date of Signing:

/s/ Ronald J. Juvonen         Kennett Square, PA         November 12, 2010
----------------------       --------------------       -------------------



REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:             0
                                              --


Form 13F Information Table Entry Total:       18
---------------------------------------       --


Form 13F Information Table Value Total:       $127,360     (thousands)
---------------------------------------       ------------------------


List of Other Included Managers:     None
--------------------------------     ----

                               Ronald J. Juvonen
                           Form 13F Information Table
                               September 30, 2010





                            Title of               Value     Shares/    SH/  PUT/  INVSTMT  OTHER              VOTING AUTH
Name of Issuer                Class      Cusip    (x1000)    PRN AMT    PRN  CALL  DSCRETN  MNGRS     SOLE        SHRD      NONE
BGC PARTNERS INC              CL A      05541T101   23,289   3,901,039  SH         SOLE              3,901,039
CARMAX INC                    COM       143130102    7,265     260,755  SH         SOLE                260,755
CITI TRENDS INC               COM       17306X102   12,711     525,040  SH         SOLE                525,040
COSI INC                      COM       22122P101    6,005   7,064,227  SH         SOLE              7,064,227
DEMANDTEC INC                 COM NEW   24802R506    2,427     257,900  SH         SOLE                257,900
DRAGONWAVE INC                COM       26144M103    2,166     305,978  SH         SOLE                305,978
DYNAVOX INC                   CL A      26817F104       24       3,000  SH         SOLE                  3,000
FARO TECHNOLOGIES INC         COM       311642102    4,504     206,501  SH         SOLE                206,501
GENTEX CORP                   COM       371901109    6,833     350,000  SH         SOLE                350,000
GLOBAL CASH ACCESS HLDGS INC  COM       378967103    2,362     578,993  SH         SOLE                578,993
INTERACTIVE INTELLIGENCE INC  COM       45839M103    1,402      79,657  SH         SOLE                 79,657
ION GEOPHYSICAL CORP          COM       462044108    6,086   1,183,971  SH         SOLE              1,183,971
NIC INC                       COM       62914B100   13,329   1,607,828  SH         SOLE              1,607,828
OBAGI MEDICAL PRODUCTS INC    COM       67423R108    9,173     873,603  SH         SOLE                873,603
RADISYS CORP                  COM       750459109   13,945   1,480,316  SH         SOLE              1,480,316
SUPER MICRO COMPUTER INC      COM       86800U104   13,058   1,256,800  SH         SOLE              1,256,800
TASER INTL INC                COM       87651B104      776     200,000  SH         SOLE                200,000
VALUECLICK INC                COM       92046N102    2,005     153,312  SH         SOLE                153,312









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